Credit Risk - Disclosure of Reconciliation of Exposures, ECL and Net Carrying Amounts (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 202,609	£ 199,408
Assets classified at FVTPL	64	76
Total assets	266,837	259,944
Macro hedge of interest rate risk	(80)	(738)
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(729)	(784)
Financial assets	812	869
Balance sheet asset
Disclosure of credit risk exposure [line items]
Loans and advances to customers	254,672	248,211
Net carrying amount	253,943	247,427
Intercompany balances (including joint ventures)	5,055	4,832
Other items	916	848
Adjusted net carrying amount	259,914	253,107
Assets classified at FVTPL	934	1,340
Non-financial assets	5,989	5,497
Total assets	266,837	259,944
Accrued interest	725	714
Macro hedge of interest rate risk	80	(738)
Balance sheet asset | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	729	784
Off-balance sheet
Disclosure of credit risk exposure [line items]
Loans and advances to customers	38,821	35,649
Off-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	83	85
Retail & Business Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Loans and advances to customers	173,461	171,724
Net carrying amount	173,077	171,303
Retail & Business Banking | Balance sheet asset | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	384	421
Retail & Business Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Loans and advances to customers	27,829	25,008
Retail & Business Banking | Off-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	42	37
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	63	69
Consumer Finance | Balance sheet asset
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,979	4,759
Net carrying amount	4,916	4,690
Consumer Finance | Balance sheet asset | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	63	69
Consumer Finance | Off-balance sheet
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Consumer Finance | Off-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	323	342
Corporate & Commercial Banking | Balance sheet asset
Disclosure of credit risk exposure [line items]
Loans and advances to customers	18,927	18,029
Net carrying amount	18,645	17,735
Corporate & Commercial Banking | Balance sheet asset | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	282	294
Corporate & Commercial Banking | Off-balance sheet
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,434	8,278
Corporate & Commercial Banking | Off-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	41	48
Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Corporate Centre | Balance sheet asset
Disclosure of credit risk exposure [line items]
Loans and advances to customers	57,305	53,699
Net carrying amount	57,305	53,699
Corporate Centre | Balance sheet asset | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Corporate Centre | Off-balance sheet
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,558	2,363
Corporate Centre | Off-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0